LEASES	6 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 11. LEASES

Effective July 1, 2019, the Company adopted the new lease accounting standard. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of ¥1,228,963 ($193,190) and ¥1,228,963 ($193,190), respectively, as of July 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after July 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The Company leases office spaces and factories under non-cancelable operating leases, with terms ranging from one to three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets, net	¥7,925,930	¥6,084,606	$956,486

Operating lease liabilities – current	2,226,832	2,928,987	460,430
Operating lease liabilities – non-current	4,792,101	3,278,574	515,384
Total operating lease liabilities	¥7,018,933	¥6,207,561	$975,814

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

		December 31,
	June 30,	2021
	2021	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.59	2.15
Weighted average discount rate	5.0%	5.0%

Operating lease costs and short-term lease costs for the six months ended December 31, 2020 were ¥594,614 and ¥523,295, respectively.

Operating lease costs and short-term lease costs for the six months ended December 31, 2021 were ¥1,723,764 ($270,972) and ¥316,099 ($49,690), respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2022	¥3,149,277	$495,060
2023	2,747,650	431,924
2024	618,549	97,234
Total lease payments	6,515,476	1,024,218
Less: imputed interest	(307,915)	(48,404)
Present value of lease liabilities	6,207,561	975,814
Less: operating lease liabilities – current	2,928,987	460,430
Operating lease liabilities – non-current	¥3,278,574	$515,384